Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-6776 - Premier InnovationsSM

Supplement dated October 7, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB Global Bond Fund - Class A
•AB Global Risk Allocation Fund - Class A
•AB Growth Fund - Class A
•AB High Income Fund - Class A
•AB International Value Fund - Class A
•AB Large Cap Value Fund - Class A
•AB Sustainable International Thematic Fund - Class A
•Alger Mid Cap Growth Institutional Fund - Class I
•Alger Small Cap Growth Institutional Fund - Class I
•Allspring Asset Allocation Fund - Class A
•Allspring Core Bond Fund - Class A
•Allspring Emerging Markets Equity Fund - Class A
•Allspring International Equity Fund - Class A
•Allspring Utility and Telecommunications Fund - Class A
•American Century Investments® Disciplined Core Equity Fund - A Class
•American Century Investments® Focused Large Cap Value Fund - A Class
•American Century Investments® Ginnie Mae Fund - A Class
•American Century Investments® Growth Fund - A Class
•American Century Investments® Small Company Fund - A Class
•American Funds® AMCAP Fund® - Class R-3
•American Funds® American Balanced Fund® - Class R-3
•American Funds® American Mutual Fund® - Class R-3
•American Funds® Fundamental Investors® - Class R-3
•American Funds® New Perspective Fund® - Class R-3
•American Funds® The Income Fund of America® - Class R-3
•American Funds® The Investment Company of America® - Class R-3
•American Funds® The New Economy Fund® - Class R-3
•American Funds® Washington Mutual Investors Fund - Class R-3
•AMG GW&K Small/Mid Cap Core Fund - Class N
•Ave Maria Growth Fund
•Ave Maria Rising Dividend Fund
•BlackRock Advantage Large Cap Core Fund - Investor A Shares
•BlackRock Advantage Large Cap Growth Fund - Investor A Shares
•BlackRock Advantage Small Cap Growth Fund - Investor A Shares
•BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
•BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares
2026-PROSUPP-19

•BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares
•BlackRock LifePath® Dynamic 2070 Fund - Investor A Shares
•BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares
•BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares
•BlackRock Mid-Cap Value Fund - Investor A Shares
•BlackRock S&P 500 Index V.I. Fund - Class III Shares
•BNY Mellon Bond Market Index Fund - Investor Class
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•Calamos Global Equity Fund - Class A
•Calamos International Growth Fund - Class A
•Calvert Bond Fund - Class A
•Calvert Income Fund - Class A
•ClearBridge Appreciation Fund - Class A
•ClearBridge Growth Fund - Class FI
•ClearBridge Small Cap Growth Fund - Class FI
•ClearBridge Value Fund - Class FI
•Columbia Acorn® Fund - Class A
•Columbia Acorn International Select℠ - Class A
•Columbia Contrarian Core Fund - Class A
•Columbia Cornerstone Growth Fund - Class A
•Columbia Intrinsic Value Fund - Institutional Class
•Columbia Large Cap Growth Opportunity Fund - Class A
•Columbia Select Mid Cap Value Fund - Class A
•Columbia Select Mid Cap Value Fund - Institutional Class
•Columbia Select Small Cap Value Fund - Institutional Class
•Columbia Seligman Technology and Information Fund - Class A
•Columbia Small Cap Value Fund I - Class A
•Davis Financial Fund - Class A
•Domini Impact Equity Fund℠ - Investor Shares
•DWS Capital Growth Fund - Class A
•DWS CROCI® Equity Dividend Fund - Class A
•DWS Emerging Markets Fixed Income Fund - Class A
•DWS International Opportunities Fund - Class A
•Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
•Eaton Vance Balanced Fund - Class A
•Federated Hermes MDT Mid Cap Growth Fund - Class A
•Federated Hermes MDT Small Cap Value Fund - Class A
•Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A
•Fidelity Advisor® Leveraged Company Stock Fund - Class M
•Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)
•Fidelity Advisor® Stock Selector Fund - Class M
•Franklin Mutual Beacon Fund - Class A
•Franklin Mutual Shares Fund - Class A
•Franklin Small Cap Value Fund - Class A
•Franklin Total Return Fund - Class A
•Goldman Sachs Absolute Return Tracker - Class A
•Goldman Sachs High Yield Fund - Class A
•Goldman Sachs Large Cap Value Fund - Class A
•Goldman Sachs Mid Cap Value Fund - Class A
•Goldman Sachs Small/Mid Cap Growth Fund - Class A
•Hartford Balanced HLS Fund - Class IB
•Hartford Disciplined Equity HLS Fund - Class IB
2026-PROSUPP-19

•Hartford Dividend and Growth HLS Fund - Class IB
•Hartford Global Impact Fund - Class R4
•Hartford Healthcare HLS Fund - Class IB
•Hartford Moderate Allocation Fund - Class R4
•Hartford Moderate Allocation Fund - Class R5
•Hartford Moderately Aggressive Allocation Fund - Class R4
•Hartford Moderately Aggressive Allocation Fund - Class R5
•Hartford Small Cap Growth HLS Fund - Class IB
•Hartford Small Company HLS Fund - Class IB
•Hartford Total Return Bond HLS Fund - Class IB
•Hartford Ultrashort Bond HLS Fund - Class IB
•Invesco American Franchise Fund - Class A
•Invesco Balanced-Risk Commodity Strategy Fund - Class A
•Invesco Comstock Fund - Class A
•Invesco Discovery Mid Cap Growth Fund - Class A
•Invesco Dividend Income Fund - Class A
•Invesco EQV International Equity Fund - Class A
•Invesco Global Fund - Class A
•Invesco Global Opportunities Fund - Class A
•Invesco Global Strategic Income Fund - Class A
•Invesco Gold & Special Minerals Fund - Class A
•Invesco Growth and Income Fund - Class A
•Invesco International Bond Fund - Class A
•Invesco International Diversified Fund - Class A
•Invesco International Growth Fund - Class A
•Invesco Main Street All Cap Fund® - Class A
•Invesco Main Street Fund® - Class A
•Invesco Main Street Mid Cap Fund® - Class A
•Invesco Multi-Asset Income Fund - Class A
•Invesco Rising Dividends Fund - Class A
•Invesco Small Cap Value Fund - Class A
•Invesco Value Opportunities Fund - Class A
•Janus Henderson Balanced Fund - Class S
•Janus Henderson Forty Fund - Class S
•Janus Henderson Mid Cap Value Fund - Class S
•Janus Henderson Overseas Fund - Class S
•JPMorgan Core Bond Fund - Class A
•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan Small Cap Equity Fund - Class A
•JPMorgan Small Cap Growth Fund - Class A
•JPMorgan Small Cap Value Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•LKCM Aquinas Catholic Equity Fund
•Loomis Sayles Income Fund - Admin Class
•Lord Abbett Affiliated Fund - Class A
•Lord Abbett Bond-Debenture Fund - Class A
•Lord Abbett Developing Growth Fund - Class A
2026-PROSUPP-19

•Lord Abbett Dividend Growth Fund - Class A
•Lord Abbett Fundamental Equity Fund - Class A
•Lord Abbett International Equity Fund - Class A
•Lord Abbett Value Opportunities Fund - Class A
•Massachusetts Investors Trust - Class R3
•MassMutual Blue Chip Growth Fund - Class R4
•MassMutual Diversified Value Fund - Class R4
•MassMutual Global Fund - Class R4
•MassMutual Overseas Fund - Class R4
•MassMutual Small Cap Growth Equity Fund - Class R4
•MassMutual Small Cap Opportunities Fund - Class R4
•MFS® Core Equity Fund - Class R3
•MFS® Government Securities Fund - Class R3
•MFS® Growth Fund - Class R3
•MFS® International Intrinsic Value Fund - Class R3
•MFS® New Discovery Fund - Class R3
•MFS® Technology Fund - Class R3
•MFS® Total Return Bond Fund - Class R3
•MFS® Total Return Fund - Class R3
•MFS® Utilities Fund - Class R3
•MFS® Value Fund - Class R3
•MM S&P 500® Index Fund - Class R4
•MML Barings Short-Duration Bond Fund - Class R4
•Neuberger Quality Equity Fund - Class A
•Nomura Asset Strategy Fund - Class Y
•Nomura Large Cap Growth Fund - Class Y
•Nomura Science and Technology Fund - Class Y
•Nomura Small Cap Growth Fund - Class Y
•North Square Spectrum Alpha Fund - Class A
•Nuveen Dividend Growth Fund - Class A
•Nuveen International Value Fund - Class A
•Oakmark Equity and Income Fund - Investor Class
•PGIM Jennison Focused Growth Fund - Class A
•PGIM Jennison Mid-Cap Growth Fund - Class A
•PGIM Jennison Natural Resources Fund - Class A
•PIMCO Total Return ESG Fund - Administrative Class
•Putnam Core Equity Fund - Class A
•Putnam High Yield Fund - Class A
•Putnam International Small Cap Fund - Class A
•Royce Small-Cap Total Return Fund - Service Class
•Royce Small-Cap Value Fund - Service Class
•Russell Investments LifePoints® Aggressive Strategy Fund - Class R1
•Russell Investments LifePoints® Balanced Strategy Fund - Class R1
•Russell Investments LifePoints® Conservative Strategy Fund - Class R1
•Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1
•Russell Investments LifePoints® Moderate Strategy Fund - Class R1
•T. Rowe Price Equity Income Fund - R Class
•Templeton Emerging Markets Equity Fund - Class A (formerly Templeton Developing Markets Trust - Class A)
•Templeton Foreign Fund - Class A
•Templeton Global Bond Fund - Class A
•Templeton Growth Fund, Inc. - Class A
•The Hartford Balanced Income Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R5
•The Hartford Conservative Allocation Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R5
2026-PROSUPP-19

•The Hartford Dividend and Growth Fund - Class R4
•The Hartford Growth Opportunities Fund - Class R4
•The Hartford Healthcare Fund - Class R4
•The Hartford High Yield Fund - Class R4
•The Hartford Inflation Plus Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•The Hartford Small Company Fund - Class R4
•The Hartford Total Return Bond Fund - Class R4
•The Hartford Total Return Bond Fund - Class R5
•Timothy Plan Large/Mid Cap Value Fund - Class A
•UBS Global Allocation Fund - Class A
•UBS U.S. Allocation Fund - Class A
•Victory Mid-Cap Core Growth Fund - Class A
•Victory Pioneer Equity Income Fund - Class A
•Victory Pioneer Fund - Class A
•Victory Pioneer Fundamental Growth Fund - Class A
•Victory Pioneer Select Mid Cap Growth Fund - Class A
•Victory Pioneer Strategic Income Fund - Class A
•Victory Sycamore Established Value Fund - Class A
•Victory Sycamore Small Company Opportunity Fund - Class A
•Virtus Ceredex Large-Cap Value Equity Fund - Class A
•Virtus Ceredex Mid-Cap Value Equity Fund - Class A
•Virtus Ceredex Small-Cap Value Equity Fund - Class A
•Virtus NFJ International Value Fund - Class A

Effectively immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-19